Related Party Transactions (Details) - Schedule of Related Party Transactions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Maya [Member]
Revenue from provision of data connectivity services, PaaS and SaaS services and sales of terminals and data related products:
Revenue from provision of data connectivity services	$ 10,770	$ 6,202	$ 9,370
Purchase of data connectivity service:
Purchase of data connectivity service	2	4	26
Beijing Huaxianglianxin Technology Company [Member]
Revenue from provision of data connectivity services, PaaS and SaaS services and sales of terminals and data related products:
Revenue from provision of data connectivity services	36	334	984
Purchase of data connectivity service:
Purchase of data connectivity service		$ 6	$ 87